ADVISORY AGREEMENTS	12 Months Ended
Dec. 31, 2013
ADVISORY AGREEMENTS
ADVISORY AGREEMENTS

5.                    ADVISORY AGREEMENTS

Each Portfolio Fund implements a systematic-based managed futures strategy under the direction of its Trading Advisors which are listed below:

	Trading	Next Renewal Date	Management	Performance
Portfolio Fund	Advisor	of Advisory Agreement	Fee Rate	Fee Rate
Altis	Altis Partners (Jersey) Limited	December 31, 2016	2%	20%
Aspect	Aspect Capital Limited	December 31, 2016	2%	20%
Transtrend	Transtrend B.V.	December 31, 2014	2%	25%
Winton	Winton Capital Management Limited	December 31, 2014	2%	20%
John Locke	John Locke Investments SA	December 31, 2016	2%	20%
BlueTrend	BlueCrest Capital Management LLP	December 31, 2014	2%	25%
Tudor	Tudor Investment Corporation	December 31, 2015	2%	20%
Lynx	Lynx Asset Management AB	June 30, 2014	2%	20%

Each of the Trading Advisors, the Portfolio Funds and MLAI have entered into advisory agreements (collectively “Advisory Agreements”) that govern the advisory services that each Trading Advisor provides to a Portfolio Fund. Subject to the Advisory Agreements, each Trading Advisor has the sole and exclusive authority and responsibility for directing the relevant Portfolio Fund’s trading, subject to MLAI’s ability to intervene in limited circumstances. Under the Advisory Agreements, although the Trading Advisors are responsible for the commodities trading for the Portfolio Funds, the Portfolio Funds and MLAI, and not the Trading Advisors, are responsible for management of cash and other assets not involved in the Portfolio Funds’ trading programs.  After the initial term of an Advisory Agreement, the Advisory Agreement generally will be automatically renewed for successive periods, on the same terms, unless terminated by either Trading Advisor or the Portfolio Fund upon written notice to the other party in accordance with the particular Advisory Agreement.  In addition, the Advisory Agreements may be terminated upon the occurrence of certain events as set forth in the particular Advisory Agreement.

The Portfolio Funds pay their respective Trading Advisors a management fee of 1/12 of 2.0% (a 2.0% annual rate) of their average month-end assets after reduction for the brokerage commissions accrued with respect to such assets, other than Lynx for which the management fee is 1/12 of 1.0% (a 1.0% annual rate). Lynx also pays MLAI a 1.0% per annum management fee. For Altis, BlueTrend, Transtrend and Tudor, the respective Trading Advisors share with MLAI 50% of the 2.0% management fees. For Aspect, John Locke and Winton, the respective Trading Advisors share with MLAI 25% of the 2.0% management fees.

Performance fees charged by the Portfolio Funds are calculated at 20% for all Portfolio Funds except BlueTrend and Transtrend which is calculated at 25% of any New Trading Profit, as defined in the respective Advisory Agreements, and earned by the respective Trading Advisors.  Performance fees are also paid out in respect of Units redeemed as of the end of interim month, to the extent of the applicable percentage of any New Trading Profit attributable to such Units. For Aspect, John Locke and Winton, the respective Trading Advisors share with MLAI 25% of the 20% performance fees.

The Trading Advisor’s sharing of management fees and/or performance fees with MLAI is to defray costs in connection with and in consideration of BAC’s providing certain administrative and operational support for the Portfolio Fund.